4. Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Furniture, fixture and equipment	$ 560,380	$ 715,466	$ 904,375
Leasehold improvements	136,069	161,166	672,159
Plant and equipment, gross	696,449	876,632	1,576,534
Less: accumulated depreciation	(416,595)	(495,331)	(1,085,060)
Plant and equipment, net	$ 279,854	$ 328,295	$ 491,474